Share-Based Compensation	12 Months Ended
Dec. 31, 2020
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
21.	Share-based compensation
Compensation expense recognized for share-based awards granted by
Huya
 and
JOYY
was as follows:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Share-based compensation expenses
- Related to Huya Share-based Awards	220,862	279,748	408,208
- Related to JOYY’s Share-based Awards	5,833	1,996	—

Total	226,695	281,744	408,208

There was no capitalized share-based compensation expense for the years presented.

(a)	Huya Share-based Awards
Huya 2017 Share Incentive Plan
On July 10, 2017, the Board of Directors of the Company approved the establishment of 2017 Share Incentive Plan, the purpose of which is to provide an incentive for employees contributing to the Group. The 2017 Share Incentive Plan shall be valid and effective for 10 years from the establishment date. The maximum number of shares that may be issued pursuant to all awards under 2017 Share Incentive Plan shall be 17,647,058 shares. On March 31, 2018, the Board of Directors approved to increase the maximum number of shares, that may be issued, from 17,647,058 shares to 28,394,117 shares, including incentive share options and restricted share units.
(i) Options
Grant of options
During the year ended December 31, 2018, the Company granted 5,918,353 and 220,000 share options to employees and non-employees,
respectively.
During the years ended December 31, 2019 and 2020,

no share option was granted to employees or
non-employees.
Vesting of options

There are mainly three types of vesting schedule, which are: i) 50% of the options will be vested after 24 months of the grant date and the remaining 50% will be vested in two equal installments over the following 24 months, ii) options will be vested in four equal installments over the following 48 months, and iii) options will be vested in four equal installments over the following 24 months.
These options shall (i) be exercisable during its term cumulatively according to the vesting schedule set out in the grant notice and with the applicable provisions of Huya 2017 Share Incentive Plan, provided that the performance conditions otherwise agreed by the parties (if any) to which the option is subject have been fulfilled upon each corresponding vesting date; (ii) be deemed vested and exercisable immediately in the event of a change of control, regardless of the vesting schedule; (iii) be exercisable upon any arrangement as otherwise agreed by the parties based on their discussion in good faith.
Movements in the number of share options granted and their related weighted average exercise prices are as follows:

	Number of options	Weighted average exercise price (US$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (US$)
As of December 31, 2018	17,520,555	2.5210	8.82	227,049
Forfeited	(257,750)	2.5500
Exercised	(2,011,144)	2.3290

As of December 31, 2019	15,251,661	2.5458	7.84	234,939

Forfeite d	(18,000)	2.5500
Exercised	(14,440,921)	2.5456

As of December 31, 2020	792,740	2.5500	6.61	13,778

Expected to vest at December 31, 2020	—	—	—	—

Exercisable as of December 31, 2020	792,740	2.5500	6.61	13,778

Prior to the completion of the IPO, the Company has used binomial option-pricing model to determine the fair value of the share options as of the grant dates. Key assumptions are set as below:

	2018
Weighted average fair value per option granted	US$	5.2130
Weighted average exercise price	US$	2.47
Risk-free interest rate (1)		2.83%
Expected term (in year) (2)		10
Expected volatility (3)		55%
Dividend yield (4)		—

(1)	The risk-free interest rate of periods within the contractual life of the share option is based on the China Government Bond yield as at the valuation dates.
(2)	The expected term is the contract life of the option.
(3)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
(4)
The Company has no history or expectation of paying dividend on its ordinary shares. The expected dividend yield was estimated based on the Company’s expected dividend policy over the expected term of the option.

For the years ended December 31, 2018, 2019 and 2020, the Group recorded share-based compensation in general and administrative expenses of RMB20,980, RMB6,746 and RMB191 for the share options granted to non-employees.
For the years ended December 31, 2018, 2019 and 2020, the Group recorded share-based compensation of RMB151,242, RMB102,970 and RMB75,699, using the graded-vesting attribution method, including accelerated compensation cost amounted to RMB1,869 due to that 262,503 share options were canceled during the year ended December 31, 2018 without concurrent grant of replacement awards, which is treated as a settlement for no consideration at the time of cancelation under ASC 718.
As of December 31, 2020, there was no unrecognized share-based compensation expense of options relating to Huya 2017 Share Incentive Plan.
(ii) Restricted share units
Grant of restricted share units
During the year ended December 31, 2018, the Company granted 4,183,685 and 10,000 restricted share units to employees and non-employees,
respectively.
During the year ended December 31, 2019, the Company granted 2,908,370 and nil restricted share units to employees and non-employees,
respectively.
During the year ended December 31, 2020, the Company granted 3,144,152 and nil restricted share units to employees and non-employees,
respectively.
Vesting of restricted share units
There are mainly three types of vesting schedule for employees, which are: i) 50% of the restricted share units will be vested after 24 months of the grant date and the remaining 50% will be vested in two equal installments over the following 24 months, ii) restricted share units will be vested in four equal installments over the following 48 months, and iii) restricted share units will be vested in two
equal installments over the following
24
months.

The following table summarizes the activity of restricted share units for the years ended December 31, 2018, 2019 and 2020:

	Number of restricted share units	Weighted average grant-date fair value (US$)
Outstanding, December 31, 2018	4,107,185	9.0331
Granted	2,908,370	22.7642
Forfeited	(270,707)	14.8129
Vested	(465,000)	7.1600

Outstanding, December 31, 2019	6,279,848	15.4350

Granted	3,144,152	18.6180
Forfeited	(603,929)	17.9943
Veste d	(2,175,765)	13.6528

Outstanding, December 31, 2020	6,644,306	17.1506

Expected to vest at December 31, 2020	6,262,829	17.0442

For the years ended December 31, 2018, 2019 and 2020, the Company recorded share-based compensation of RMB69,620, RMB176,778 and RMB332,509 using the graded vesting attribution method.
For the years ended December 31, 2018, 2019 and 2020, the Company recorded share-based compensation in general and administrative expenses of RMB1,076, nil and nil for the restricted share units granted to non-employees.
As of December 31, 2020, total unrecognized compensation expense relating to the restricted share units was RMB369,432. The expense is expected to be recognized over a weighted average period of 0.99 year using the graded-vesting attribution method.
(b)	JOYY’s Share-based Awards
Certain of the Group’s employees were granted awards under the 2011 Share Incentive Scheme of JOYY. The share-based compensation expense arising from such grants was allocated to the Group and recognized as share-based compensation expense in the Group’s consolidated statements of comprehensive (loss) income.
For the years ended December 31, 2018, 2019 and 2020, share-based compensation expense of RMB5,833, RMB1,996 and nil, respectively, was recognized in the Group’s consolidated statements of comprehensive (loss) income.
As of December 31, 2020, there was no unrecognized compensation expense since all the restricted share units have been vested.